Long-Term Notes (Details)			12 Months Ended
	Feb. 20, 2020 CAD ($)	Feb. 05, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Feb. 20, 2020 USD ($)	Feb. 05, 2020 USD ($)	Feb. 05, 2020 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Sep. 13, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Long-term notes - principal				$ 1,583,240,000					$ 1,328,175,000
Repayments of bonds, notes and debentures				0
Covenant compliance, minimum fixed charge ratio			2.50
Fixed charge ratio			8.04
Principal
Disclosure of detailed information about borrowings [line items]
Long-term notes - principal				1,596,323,000					1,337,200,000
Loan repayments			$ 198,100,000
Changes in reported amount of U.S. denominated debt			61,000,000.0
Unamortized debt issuance costs
Disclosure of detailed information about borrowings [line items]
Long-term notes - principal				13,083,000					9,025,000
6.75% notes due February 17, 2021
Disclosure of detailed information about borrowings [line items]
Notional amount								$ 150,000,000		$ 150,000
Repayments of bonds, notes and debentures			$ 198,128,000
6.75% notes due February 17, 2021 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate										6.75%
6.75% notes due February 17, 2021 | Principal
Disclosure of detailed information about borrowings [line items]
Long-term notes - principal				204,683,000					0
8.75% Notes Due April 1, 2027 | Debt Issuance Transaction
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 500,000,000
Transaction costs		$ 12,400,000
Proceeds from non-current borrowings	$ 652,300,000	$ 652,300,000
8.75% Notes Due April 1, 2027 | Fixed interest rate | Debt Issuance Transaction
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						8.75%	8.75%
5.125% notes due June 1, 2021
Disclosure of detailed information about borrowings [line items]
Notional amount								400,000,000
5.125% notes due June 1, 2021 | Debt Issuance Transaction
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 400,000,000
5.125% notes due June 1, 2021 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					5.125%
5.125% notes due June 1, 2021 | Fixed interest rate | Debt Issuance Transaction
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					5.125%
5.125% notes due June 1, 2021 | Principal
Disclosure of detailed information about borrowings [line items]
Long-term notes - principal				545,820,000					518,600,000
6.625% notes due July 19, 2022
Disclosure of detailed information about borrowings [line items]
Notional amount									300,000,000
6.625% notes due July 19, 2022 | Debt Issuance Transaction
Disclosure of detailed information about borrowings [line items]
Notional amount							$ 300,000,000
6.625% notes due July 19, 2022 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					6.625%
6.625% notes due July 19, 2022 | Fixed interest rate | Debt Issuance Transaction
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						6.625%	6.625%
Early redemption of notes		101.104%
6.625% notes due July 19, 2022 | Principal
Disclosure of detailed information about borrowings [line items]
Long-term notes - principal				300,000,000					300,000,000
5.625% notes due June 1, 2024
Disclosure of detailed information about borrowings [line items]
Notional amount								$ 400,000,000
5.625% notes due June 1, 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					5.625%
5.625% notes due June 1, 2024 | Principal
Disclosure of detailed information about borrowings [line items]
Long-term notes - principal				$ 545,820,000					$ 518,600,000